Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning balance		$ 24,639	$ 24,634
Acquisitions (Note 2)	$ 300	2,038	55
Disposition of Goodwill			(38)
Reclassifications, adjustments and other		(1,346)	(12)
Ending balance	24,634	25,331	24,639
Wireless
Goodwill [Line Items]
Beginning balance		18,390	18,376
Acquisitions (Note 2)		3	15
Reclassifications, adjustments and other			(1)
Ending balance	18,376	18,393	18,390
Wireline
Goodwill [Line Items]
Beginning balance		6,249	6,258
Acquisitions (Note 2)			40
Disposition of Goodwill			(38)
Reclassifications, adjustments and other		(1,918)	(11)
Ending balance	$ 6,258	4,331	$ 6,249
Other Operating Segments
Goodwill [Line Items]
Acquisitions (Note 2)		2,035
Reclassifications, adjustments and other		572
Ending balance		$ 2,607